Investment properties (Details Textual) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Investment Properties (Textual)
Fair value of investment property	R$ 1,872,701	R$ 1,471,248
Book value of investment property	R$ 822,304	R$ 526,956